GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS
Impairment Expense	$ 330,508
Impairment Expense To Goodwill	663,434	$ 853,366
Amortization	$ 728,192	$ 730,940